Brokerage And Custodial Fees (Tables)	9 Months Ended
Sep. 30, 2012
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011
Brokerage fees	$8,924,082	$13,572,907	$30,214,714	$42,417,020
Custodial fees	184	160	508	362
Total	$8,924,266	$13,573,067	$30,215,222	$42,417,382